LEASE - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Financing lease	As of December 31, 2024 and 2025, the Group had no long-term leases that were classified as a financing lease.
Leases that have not yet commenced	As of December 31, 2025, the Group did not have additional operating leases that have not yet commenced.
Operating lease expenses	¥ 183,800	¥ 153,880	¥ 40,772
Noncash decrease of operating lease right-of-use assets due to early termination	¥ 192,694